Investee Companies and other investments (Summary of Information on Financial Position) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Current Assets	€ 64,675	€ 83,856	$ 68,976
Non-current assets	511,482	468,123	545,493
Total assets	576,157	551,979	614,469		€ 576,157	€ 460,172
Current liabilities	(91,168)	(205,209)	(97,230)
Non-current liabilities	(401,912)	(232,663)	(428,637)
Total liabilities	(493,080)	(437,872)	(525,867)
Equity attributable to the owners of the Company	95,724	115,838	102,090
Company's share	83,077	114,107	$ 88,602	$ 121,697		€ 125,026	€ 107,566
Carrying Amount of investment	€ 30,756	€ 26,371
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 50	€ 50
Non-current assets	72	239
Total assets	63,722	64,181
Current liabilities	(63,794)	(64,420)
Non-current liabilities	(5,329)	(125)
Total liabilities	0	(15,871)
Equity attributable to the owners of the Company	5,329	15,996
Company's share	58,464	48,424
Surplus Costs and goodwill	29,232	24,212
Other Adjustments Investment	1,927	2,569
Capital notes	(404)	(410)
Carrying Amount of investment	€ 30,756	€ 26,371